CONSOLIDATED STATEMENTS OF CASH FLOWS ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)		Dec. 31, 2021 ILS (₪)	Dec. 31, 2020 ILS (₪)
CASH FLOWS - OPERATING ACTIVITIES
Profit from continuing operations	₪ 41,564	$ 11,808	[1]	₪ 45,101	₪ 52,209
Adjustments to reconcile net profit to net cash provided (used in) continuing operating activities (Appendix A)	(27,495)	(7,812)	[1]	416	11,967
Net cash provided by (used in) operating activities	14,069	3,996	[1]	45,517	64,176
Cash flows - investing activities
Acquisition of property plant and equipment	(13,350)	(3,793)	[1]	(6,209)	(2,903)
Proceeds from sale of property plant and Equipment	351	100	[1]	230	108
Loans granted to others	0	0	[1]	0	(20,000)
Proceeds from loans granted to others	0	0	[1]	18,707	18,943
Proceeds from sale (purchase) of marketable securities, net	21,285	6,047	[1]	2,718	(20,739)
Net cash provided by (used in) investing activities	8,286	2,354	[1]	15,446	(24,591)
Cash flows - financing activities
Lease liability payments	(2,180)	(619)	[1]	(2,169)	(1,819)
Shares issue	0	0	[1]	0	42,471
Dividend distribution	(54,906)	(15,598)	[1]	(59,975)	0
Net cash provided by (used in) financing activities	(57,086)	(16,217)	[1]	(62,144)	40,652
Increase (decrease) in cash and cash equivalents	(34,731)	(9,867)	[1]	(1,181)	80,237
Cash and cash equivalents at the beginning of the financial year	195,718	55,602	[1]	201,822	121,860
Exchange losses on cash and cash equivalents	10,380	2,949	[1]	4,923	275
Cash and cash equivalents of the end of the financial year	150,607	42,786	[1]	195,718	201,822
A. Adjustments to reconcile net profit to net cash from operating activities
Decrease in deferred income taxes	2,181	620	[1]	1,249	1,586
Unrealized loss (gain) on marketable securities	2,985	848	[1]	(19,464)	(6,115)
Loss (gain) from financial liabilities at fair value through profit or loss	(13,960)	(3,966)	[1]	13,960	0
Depreciation and amortization	6,508	1,849	[1]	6,200	5,690
Capital gain on disposal of property plant and equipment	(222)	(63)	[1]	(230)	(108)
Exchange losses on cash and cash equivalents	(10,380)	(2,949)	[1]	(4,923)	(275)
Share based payment	790	224	[1]	0	0
Changes in assets and liabilities :
Decrease (increase) in trade receivables and other receivables	(17,151)	(4,872)	[1]	10,190	22,029
Decrease (Increase) in inventories	(12,401)	(3,523)	[1]	(14)	12,034
Increase (decrease) in trade and other payables, and other current liabilities	5,418	1,539	[1]	(3,405)	(1,861)
Cash generated from operations	(15,472)	(4,395)	[1]	13,409	33,530
Supplemental Cash Flow Information :
Income tax paid	(12,023)	(3,417)	[1]	(12,993)	(21,563)
Net cash provided by (used in) operating activities	₪ (27,495)	$ (7,812)		₪ 416	₪ 11,967

[1]	Convenience Translation into US Dollars.